Stockholders' Equity (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Amortization of amounts resulting from changes in defined benefit plan experience and actuarial assumptions
Pre-tax Amount	$ (49)	$ 13	$ (3)
Tax (Benefit) Expense	(19)	5	(1)
Net Amount	(30)	8	(2)
Amortization of amounts resulting from changes in defined benefit plan
Pre-tax Amount	2
Tax (Benefit) Expense	1
Net Amount	1
Cumulative effect of change in functional currency at Sky Brasil
Pre-tax Amount			(181)
Tax (Benefit) Expense			(69)
Net Amount			(112)
Foreign currency translation activity during the period
Pre-tax Amount	(153)	32	290
Tax (Benefit) Expense	(59)	12	111
Net Amount	(94)	20	179
Unrealized holding gains (losses) on securities, pre-tax
Pre-tax Amount	(10)	6	11
Tax (Benefit) Expense	(4)	2	4
Net Amount	(6)	4	7
Less: reclassification adjustment for net gains recognized during the period
Pre-tax Amount		(5)
Tax (Benefit) Expense		(2)
Net Amount		(3)
Accumulated other comprehensive gain (loss)
Unamortized net amount resulting from changes in defined benefit plan experience and actuarial assumptions, net of tax	(149)	(119)
Unamortized amount resulting from changes in defined benefit plan provisions, net of tax	(2)	(3)
Accumulated unrealized gains, net of tax	3	9
Accumulated foreign currency translation adjustments	(8)	86
Total accumulated other comprehensive loss	$ (156)	$ (27)